Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment information
	Year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	9,476	11,877	13,770
Engineering	3,881	5,522	6,334

	13,357	17,399	20,104
Operating loss
Trading and manufacturing	(488)	(102)	(119)
Engineering	(1,027)	(158)	(821)
Unallocated corporate expenses	(186)	(180)	(119)

	(1,701)	(440)	(1,059)

	Year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	39	54	43
Engineering	10	15	17

	49	69	60

Capital expenditures, gross
Trading and manufacturing	2	17	79
Engineering	9	4	6

	11	21	85

	December 31,
	2020	2019
	US$’000	US$’000
Assets
Trading and manufacturing	7,877	9,843
Engineering	12,218	12,370

	20,095	22,213
Liabilities
Trading and manufacturing	2,645	4,319
Engineering	2,987	2,557

	5,632	6,876

Geographical analysis of revenue and assets
(ii)	Geographical analysis of revenue by customer location is as follows:

	Year ended December 31,
	2020	2019	2018
	US$’000	US$’000	US$’000
Revenue -
The PRC	5,072	6,886	8,026
Hong Kong	8,024	10,169	11,169
Others	261	344	909

	13,357	17,399	20,104

(iii)	Long-lived assets (1)

Geographical analysis of long-lived assets is as follows:

	December 31,
	2020	2019
	US$’000	US$’000

Hong Kong	47	478
The PRC	212	222

	259	700

(1)	Long-lived assets represent property, plant and equipment, net.

Major suppliers and customers
(iv)	Major suppliers

Details of individual suppliers accounting for more than 5% of the Group’s purchases are as follows:

	Year ended December 31,
	2020	2019	2018

Supplier A	30%	53%	55%
Supplier B	12%	-	-
Supplier C	10%	7%	8%
Supplier D	9%	6%	7%
Supplier E	6%	6%	7%
Supplier F	5%	-	-

(v)	Major customers

Details of individual customers accounting for more than 5% of the Group’s revenue are as follows:

	Year ended December 31,
	2020	2019	2018

Customer A	9%	19%	15%
Customer B	8%	-	-
Customer C	6%	10%	-
Customer D	-	5%	-
Customer E	-	-	7%